Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 2,695	$ 1,338
Less: Dividends declared on preference shares	(5)	(3)
Earnings used in consolidated earnings per share	2,690	1,335
Less: (Earnings) loss from discontinued operations, net of tax	(49)	53
Earnings used in earnings per share from continuing operations	$ 2,641	$ 1,388